Related Party Transactions - Schedule of Related Party Transactions (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 1,331,000		$ 1,331,000		$ 587,000
Long-term related party payable, Balance outstanding	361,000		361,000		361,000
Related party receivable, Balance outstanding	24,544,000		24,544,000		17,179,000
Recharges (Credit) of Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(1,700,000)	(500,000)	(4,300,000)	3,100,000
Related party receivable, Balance outstanding	2,700,000		2,700,000		2,300,000
Recharges (Credit) of Services [Member] | Reynolds Group Holdings Limited [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		200,000		700,000
Related party payable, Balance outstanding					200,000
Joint Services Agreement [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	2,600,000	1,800,000	7,600,000	4,900,000
Related party receivable, Balance outstanding	6,100,000		6,100,000		400,000
Sale of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	11,700,000	17,100,000	40,000,000	55,600,000
Related party receivable, Balance outstanding	22,700,000		22,700,000		20,000,000
Asset (Purchase) Sales [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	300,000		600,000
Related party receivable, Balance outstanding	(300,000)		(300,000)		100,000
Related Party Receivables Purchase of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(1,300,000)	(400,000)	(3,100,000)	(1,100,000)
Related party receivable, Balance outstanding	1,900,000		1,900,000		700,000
State Income Taxes [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party receivable, Balance outstanding					100,000
Related Party Payables Purchase Of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	400,000	300,000	600,000	1,000,000
Related party payable, Balance outstanding	500,000		500,000		400,000
Recharges of Professional Fees [Member] | Rank Group [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	800,000		800,000
Related party payable, Balance outstanding	800,000		800,000
Deferred Income Taxes [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Long-term related party payable, Transaction values
Long-term related party payable, Balance outstanding	$ 400,000		$ 400,000		$ 400,000